Receivables - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 623	$ 580
Allowances for doubtful accounts	$ 104	174
Wholesale receivables interest free period	12 months
Wholesale receivables stated original maturities	24 months
Significant losses	$ 0	$ 0	$ 0
Contractual payments period	30 days
Receivables delinquency period	120 days
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts | Contract	658	601
Finance lease receivable, pre-modification value	$ 28	$ 22
Finance lease receivable, post-modification value	$ 27	$ 21
Concession cases by court | Contract	238	283
Pre-modification value of retail and finance lease receivable contracts	$ 4	$ 5
Post-modification value of retail and finance lease receivable contracts	4	4
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	23	77
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 19	$ 25
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	2 years
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	6 years